Investments (excluding Consolidated Investment Entities) - Impaired Loans 2 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Troubled debt restructured loans	$ 86.6	$ 0
Loans 90 days or more past due, interest no longer accruing, at amortized cost	5.1	0
Loans in foreclosure, at amortized cost	0	9.0
Unpaid principal balance of loans 90 days or more past due, interest no longer accruing	$ 5.1	$ 0